Exit cost obligations (Tables)	12 Months Ended
Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Restructuring and related costs

	Total exit costs recognized	Total amounts paid	Exit cost liability
	Years 2015 - 2017	Years 2015 - 2017	As at December 31, 2019	As at December 31, 2018
Staff redundancy expenses	3,680	3,680	—	—
Professional services	4,388	4,388	—	—
Lease termination expenses	649	649	—	—
Other expenses	1,504	1,504	—	—
Total	10,221	10,221	—	—